Note 33 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	2020	2019	January 1, 2019

Zimbabwe	1,581	3,123	3,639
Jersey, Channel Islands	1,100	2,003	–
Other regions	3	20	10
	2,684	5,146	3,649

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2020	Carrying amount	12 months or less	1-3 Years

Trade and other payables	4,622	4,622	-
Term loan facility	408	408	-
	5,030	5,030	-

December 31, 2019	Carrying amount	12 months or less	1-3 Years

Trade and other payables	5,116	5,116	-
Term loan facility	2,471	-	2,471
	7,587	5,116	2,471

January 1, 2019	Carrying amount	12 months or less	1-3 Years

Trade and other payables	7,493	7,493	-
Term loan facility	5,960	-	5,960
	13,453	7,493	5,960

Sensitivity analysis for types of market risk [text block]
	2020		2019		January 1, 2019
	$'000		$'000		$'000
	Functional currency		Functional currency		Functional currency
	ZAR	$	ZAR	$	ZAR	$

Cash and cash equivalents	59	1,959	57	4,176	57	8,147
Trade and other receivables	-	249	-	1,735	-	126
Trade and other payables	-	(174)	-	(179)	-	(345)
Term loan	-	408	-	(2,471)	-	(5,960)
Overdraft	-	-	-	(490)	-	-
	59	2,442	57	2,771	57	1,968
	2020		2019		January 1, 2019
	$'000		$'000		$'000
	Functional currency		Functional currency		Functional currency
	ZAR	$	ZAR	$	ZAR	$

Cash and cash equivalents	3	103	3	199	3	388
Trade and other receivables	-	12	-	82	-	6
Trade and other payables	-	(8)	-	9	-	(16)
Term loan	-	19	-	(117)	-	(283)
Overdraft	-	-	-	(23)	-	-
	3	126	3	150	3	95
	2020	2019	January 1, 2019

Cash and cash equivalents	19,092	9,383	11,187
Term loan	(408)	(2,471)	(5,960)
Overdraft	–	(490)	–
Sensitivity analysis - Cash and cash equivalents	2020	2019	January 1, 2019

Increase by 100 basis points	191	94	111
Decrease by 100 basis points	(191)	(94)	(111)

Sensitivity analysis - Term loan

Increase by 100 basis points	4	(25)	(60)
Decrease by 100 basis points	(4)	25	60

Sensitivity analysis - Overdraft

Increase by 100 basis points	-	(5)	-
Decrease by 100 basis points	-	5	-